Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Matthews International Funds
Entity Central Index Key	0000923184
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000002785 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Fund
Class Name	Investor Class
Trading Symbol	MAPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.22%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.07% (Investor Class) while its benchmark returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI), and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in China/Hong Kong, including Alibaba Group and Tencent Holdings, was the top contributor to the Fund’s relative performance. Both companies benefited from positive investor sentiment toward AI innovation and growth in their cloud businesses. The top three detractors were India due to stock selection against a backdrop of economic growth concerns, Vietnam due to an off-benchmark allocation and Indonesia due to stock selection.
  On a sector basis, stock selection in information technology, including in Taiwan Semiconductor Manufacturing Co., and memory chipmakers Samsung Electronics and SK Hynix, contributed the most. Stock selection in industrials led in part by China names associated with the robotics and green technology industries also contributed. In contrast, communication services detracted due to stock selection while health care detracted due to an overweight allocation and stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Pacific Tiger Fund (Investor Class/MAPTX)	30.07%	(0.62)%	5.56%
MSCI AC Asia ex Japan Index	33.02%	4.16%	8.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 731,718,263
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 5,191,591
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$731,718,263
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	87.0%
Total advisory fee paid	$5,191,591

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	13.3%
Tencent Holdings, Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Alibaba Group Holding, Ltd.	4.2%
SK Hynix, Inc.	3.5%
Delta Electronics, Inc.	2.7%
DBS Group Holdings, Ltd.	2.0%
Ping An Insurance Group Co. of China, Ltd.	2.0%
HDFC Bank, Ltd.	2.0%
Hongfa Technology Co., Ltd.	2.0%
TOTAL	43.6%

Country Allocation

Sector Allocation

Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	13.3%
Tencent Holdings, Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Alibaba Group Holding, Ltd.	4.2%
SK Hynix, Inc.	3.5%
Delta Electronics, Inc.	2.7%
DBS Group Holdings, Ltd.	2.0%
Ping An Insurance Group Co. of China, Ltd.	2.0%
HDFC Bank, Ltd.	2.0%
Hongfa Technology Co., Ltd.	2.0%
TOTAL	43.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000093221 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Fund
Class Name	Institutional Class
Trading Symbol	MIPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.10%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.26% (Institutional Class) while its benchmark returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI), and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in China/Hong Kong, including Alibaba Group and Tencent Holdings, was the top contributor to the Fund’s relative performance. Both companies benefited from positive investor sentiment toward AI innovation and growth in their cloud businesses. The top three detractors were India due to stock selection against a backdrop of economic growth concerns, Vietnam due to an off-benchmark allocation and Indonesia due to stock selection.
  On a sector basis, stock selection in information technology, including in Taiwan Semiconductor Manufacturing Co., and memory chipmakers Samsung Electronics and SK Hynix, contributed the most. Stock selection in industrials led in part by China names associated with the robotics and green technology industries also contributed. In contrast, communication services detracted due to stock selection while health care detracted due to an overweight allocation and stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Pacific Tiger Fund (Institutional Class/MIPTX)	30.26%	(0.48)%	5.72%
MSCI AC Asia ex Japan Index	33.02%	4.16%	8.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 731,718,263
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 5,191,591
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$731,718,263
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	87.0%
Total advisory fee paid	$5,191,591

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.3%
Tencent Holdings, Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Alibaba Group Holding, Ltd.	4.2%
SK Hynix, Inc.	3.5%
Delta Electronics, Inc.	2.7%
DBS Group Holdings, Ltd.	2.0%
Ping An Insurance Group Co. of China, Ltd.	2.0%
HDFC Bank, Ltd.	2.0%
Hongfa Technology Co., Ltd.	2.0%
TOTAL	43.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.3%
Tencent Holdings, Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Alibaba Group Holding, Ltd.	4.2%
SK Hynix, Inc.	3.5%
Delta Electronics, Inc.	2.7%
DBS Group Holdings, Ltd.	2.0%
Ping An Insurance Group Co. of China, Ltd.	2.0%
HDFC Bank, Ltd.	2.0%
Hongfa Technology Co., Ltd.	2.0%
TOTAL	43.6%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000093224 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Fund
Class Name	Institutional Class
Trading Symbol	MICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.13%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.93% (Institutional Class) while its primary benchmark returned 31.43%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology, including Suzhou TFC Optical Communication, was the largest contributor to the Fund’s relative performance, supported by positive investor sentiment toward artificial intelligence (AI) and AI capital expenditure deployment. Alibaba Group was a significant absolute contributor to performance given positive sentiment towards its AI capabilities. Stock selection in financials, including New China Life Insurance and China Life Insurance, also contributed, aided by attractive valuations and by structural changes as policy measures encouraged household savings to move toward pension and investment products.
  On the other hand, consumer discretionary stocks, including China’s largest food delivery service provider Meituan, and BYD Co., a globally leading automaker, were the biggest detractors due to stock selection. Earnings across several industries, particularly in e-commerce and autos, were negatively impacted by aggressive competition which eroded profit margins. Relative performance was also negatively impacted by our underweight positions in Tencent Holdings and Alibaba versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Fund (Institutional Class/MICFX)	29.93%	(3.77)%	6.64%
MSCI China Index	31.43%	(3.03)%	5.71%
MSCI China All Shares Index	29.22%	(2.26)%	4.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 428,072,430
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,877,921
Investment Company Portfolio Turnover	36.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$428,072,430
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	36.7%
Total advisory fee paid	$2,877,921

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	8.7%
China Merchants Bank Co., Ltd.	4.4%
Ping An Insurance Group Co. of China, Ltd.	4.3%
CMOC Group, Ltd.	3.7%
China Construction Bank Corp.	3.5%
China Life Insurance Co., Ltd.	3.3%
JD.com, Inc.	3.0%
PDD Holdings, Inc.	2.7%
Meituan	2.4%
TOTAL	46.8%

Country Allocation

Sector Allocation

Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]

Top Ten Holdings

Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	8.7%
China Merchants Bank Co., Ltd.	4.4%
Ping An Insurance Group Co. of China, Ltd.	4.3%
CMOC Group, Ltd.	3.7%
China Construction Bank Corp.	3.5%
China Life Insurance Co., Ltd.	3.3%
JD.com, Inc.	3.0%
PDD Holdings, Inc.	2.7%
Meituan	2.4%
TOTAL	46.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000002790 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Fund
Class Name	Investor Class
Trading Symbol	MCHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	1.25%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.81% (Investor Class) while its primary benchmark returned 31.43%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology, including Suzhou TFC Optical Communication, was the largest contributor to the Fund’s relative performance, supported by positive investor sentiment toward artificial intelligence (AI) and AI capital expenditure deployment. Alibaba Group was a significant absolute contributor to performance given positive sentiment towards its AI capabilities. Stock selection in financials, including New China Life Insurance and China Life Insurance, also contributed, aided by attractive valuations and by structural changes as policy measures encouraged household savings to move toward pension and investment products.
  On the other hand, consumer discretionary stocks, including China’s largest food delivery service provider Meituan, and BYD Co., a globally leading automaker, were the biggest detractors due to stock selection. Earnings across several industries, particularly in e-commerce and autos, were negatively impacted by aggressive competition which eroded profit margins. Relative performance was also negatively impacted by our underweight positions in Tencent Holdings and Alibaba versus benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Fund (Investor Class/MCHFX)	29.81%	(3.90)%	6.48%
MSCI China Index	31.43%	(3.03)%	5.71%
MSCI China All Shares Index	29.22%	(2.26)%	4.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 428,072,430
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,877,921
Investment Company Portfolio Turnover	36.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$428,072,430
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	36.7%
Total advisory fee paid	$2,877,921

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	8.7%
China Merchants Bank Co., Ltd.	4.4%
Ping An Insurance Group Co. of China, Ltd.	4.3%
CMOC Group, Ltd.	3.7%
China Construction Bank Corp.	3.5%
China Life Insurance Co., Ltd.	3.3%
JD.com, Inc.	3.0%
PDD Holdings, Inc.	2.7%
Meituan	2.4%
TOTAL	46.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	8.7%
China Merchants Bank Co., Ltd.	4.4%
Ping An Insurance Group Co. of China, Ltd.	4.3%
CMOC Group, Ltd.	3.7%
China Construction Bank Corp.	3.5%
China Life Insurance Co., Ltd.	3.3%
JD.com, Inc.	3.0%
PDD Holdings, Inc.	2.7%
Meituan	2.4%
TOTAL	46.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000002791 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Fund
Class Name	Investor Class
Trading Symbol	MJFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.16%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 22.76% (Investor Class) while its benchmark returned 25.05%.
  Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  Consumer discretionary, information technology and industrials were the top three contributors to the Fund’s relative performance due to stock selection as Japanese corporates delivered resilient earnings and investors benefited from corporate governance changes which continued to incentivize more shareholder-friendly capital allocation, including stock buybacks and dividend increases. NEC, an IT company, and Marubeni Corp., a global trading company involved in energy, metals, power, and IT, were among the top performers as global demand related to the roll-out of artificial intelligence (AI) equipment and infrastructure increased.
  In the second half of the year, the market was impacted by political change and policy uncertainty following the election of Prime Minister Sanae Takaichi. The top three detractors were consumer staples, financials and communication services due to stock selection. The largest detractors included Recruit Holdings, a human resources (HR) company, and Tokio Marine, a global insurer. As some areas of the market increasingly exhibited exuberance related to AI themes, we avoided stocks driven by price momentum and focused on companies with strong fundamentals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Japan Fund (Investor Class/MJFOX)	22.76%	3.59%	7.61%
MSCI Japan Index	25.05%	6.99%	8.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 717,887,071
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 4,802,943
Investment Company Portfolio Turnover	106.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$717,887,071
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	106.9%
Total advisory fee paid	$4,802,943

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.7%
Mitsubishi UFJ Financial Group, Inc.	4.8%
Hitachi, Ltd.	4.7%
Tokyo Electron, Ltd.	4.2%
Sumitomo Mitsui Financial Group, Inc.	3.8%
Toyota Motor Corp.	3.1%
ORIX Corp.	3.0%
Marubeni Corp.	3.0%
NEC Corp.	2.9%
Sumitomo Corp.	2.7%
TOTAL	37.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Sony Group Corp.	5.7%
Mitsubishi UFJ Financial Group, Inc.	4.8%
Hitachi, Ltd.	4.7%
Tokyo Electron, Ltd.	4.2%
Sumitomo Mitsui Financial Group, Inc.	3.8%
Toyota Motor Corp.	3.1%
ORIX Corp.	3.0%
Marubeni Corp.	3.0%
NEC Corp.	2.9%
Sumitomo Corp.	2.7%
TOTAL	37.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000093225 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Fund
Class Name	Institutional Class
Trading Symbol	MIJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 22.86% (Institutional Class) while its benchmark returned 25.05%.
  Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  Consumer discretionary, information technology and industrials were the top three contributors to the Fund’s relative performance due to stock selection as Japanese corporates delivered resilient earnings and investors benefited from corporate governance changes which continued to incentivize more shareholder-friendly capital allocation, including stock buybacks and dividend increases. NEC, an IT company, and Marubeni Corp., a global trading company involved in energy, metals, power, and IT, were among the top performers as global demand related to the roll-out of artificial intelligence (AI) equipment and infrastructure increased.
  In the second half of the year, the market was impacted by political change and policy uncertainty following the election of Prime Minister Sanae Takaichi. The top three detractors were consumer staples, financials and communication services due to stock selection. The largest detractors included Recruit Holdings, a human resources (HR) company, and Tokio Marine, a global insurer. As some areas of the market increasingly exhibited exuberance related to AI themes, we avoided stocks driven by price momentum and focused on companies with strong fundamentals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Japan Fund (Institutional Class/MIJFX)	22.86%	3.66%	7.69%
MSCI Japan Index	25.05%	6.99%	8.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 717,887,071
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 4,802,943
Investment Company Portfolio Turnover	106.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$717,887,071
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	106.9%
Total advisory fee paid	$4,802,943

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.7%
Mitsubishi UFJ Financial Group, Inc.	4.8%
Hitachi, Ltd.	4.7%
Tokyo Electron, Ltd.	4.2%
Sumitomo Mitsui Financial Group, Inc.	3.8%
Toyota Motor Corp.	3.1%
ORIX Corp.	3.0%
Marubeni Corp.	3.0%
NEC Corp.	2.9%
Sumitomo Corp.	2.7%
TOTAL	37.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Sony Group Corp.	5.7%
Mitsubishi UFJ Financial Group, Inc.	4.8%
Hitachi, Ltd.	4.7%
Tokyo Electron, Ltd.	4.2%
Sumitomo Mitsui Financial Group, Inc.	3.8%
Toyota Motor Corp.	3.1%
ORIX Corp.	3.0%
Marubeni Corp.	3.0%
NEC Corp.	2.9%
Sumitomo Corp.	2.7%
TOTAL	37.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000093226 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Fund
Class Name	Institutional Class
Trading Symbol	MITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.13%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.42% (Institutional Class) while its benchmark returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors.
  On a country basis, Taiwan was the top contributor to the Fund’s relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Indonesia also contributed due an underweight allocation. In contrast, China was the biggest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. Korea also detracted due to stock selection.
  On a sector basis, stock selection in information technology, including Samsung Electronics and SK Hynix, was the biggest contributor, helped by positive investor sentiment toward AI. On the other hand, consumer discretionary and industrials detracted the most due to stock selection while materials detracted due to zero allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Innovators Fund (Institutional Class/MITEX)	30.42%	(0.40)%	10.47%
MSCI AC Asia ex Japan Index	33.02%	4.16%	8.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 318,415,406
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,026,098
Investment Company Portfolio Turnover	97.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$318,415,406
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	97.7%
Total advisory fee paid	$2,026,098

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	6.8%
Samsung Electronics Co., Ltd.	5.8%
Alibaba Group Holding, Ltd.	4.3%
SK Hynix, Inc.	3.8%
PDD Holdings, Inc.	3.3%
Eternal, Ltd.	3.2%
NAURA Technology Group Co., Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Sea, Ltd.	2.3%
TOTAL	46.9%

Country Allocation

Sector Allocation

Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	6.8%
Samsung Electronics Co., Ltd.	5.8%
Alibaba Group Holding, Ltd.	4.3%
SK Hynix, Inc.	3.8%
PDD Holdings, Inc.	3.3%
Eternal, Ltd.	3.2%
NAURA Technology Group Co., Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Sea, Ltd.	2.3%
TOTAL	46.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000002792 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Fund
Class Name	Investor Class
Trading Symbol	MATFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.27%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.22% (Investor Class) while its benchmark returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors.
  On a country basis, Taiwan was the top contributor to the Fund’s relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Indonesia also contributed due an underweight allocation. In contrast, China was the biggest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. Korea also detracted due to stock selection.
  On a sector basis, stock selection in information technology, including Samsung Electronics and SK Hynix, was the biggest contributor, helped by positive investor sentiment toward AI. On the other hand, consumer discretionary and industrials detracted the most due to stock selection while materials detracted due to zero allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Innovators Fund (Investor Class/MATFX)	30.22%	(0.53)%	10.30%
MSCI AC Asia ex Japan Index	33.02%	4.16%	8.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 318,415,406
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,026,098
Investment Company Portfolio Turnover	97.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$318,415,406
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	97.7%
Total advisory fee paid	$2,026,098

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	6.8%
Samsung Electronics Co., Ltd.	5.8%
Alibaba Group Holding, Ltd.	4.3%
SK Hynix, Inc.	3.8%
PDD Holdings, Inc.	3.3%
Eternal, Ltd.	3.2%
NAURA Technology Group Co., Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Sea, Ltd.	2.3%
TOTAL	46.9%

Country Allocation

Sector Allocation

Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	6.8%
Samsung Electronics Co., Ltd.	5.8%
Alibaba Group Holding, Ltd.	4.3%
SK Hynix, Inc.	3.8%
PDD Holdings, Inc.	3.3%
Eternal, Ltd.	3.2%
NAURA Technology Group Co., Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Sea, Ltd.	2.3%
TOTAL	46.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000002793 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Growth Fund
Class Name	Investor Class
Trading Symbol	MPACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$143	1.30%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 20.59% (Investor Class) while its benchmark returned 28.59%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  On a country basis, Taiwan was among the top contributors to the Fund’s relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Singapore was also a top contributor due to stock selection as Sea Ltd., an e-commerce and internet platform, performed well, supported by improved consumer sentiment and lower interest rates. Conversely, Japan was the biggest detractor due to stock selection. China also detracted due to an overweight allocation and stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption.
  On a sector basis, an underweight allocation in consumer staples and a zero allocation to utilities contributed, while an overweight allocation and stock selection in consumer discretionary detracted. Indian travel company MakeMyTrip, the biggest detractor, underperformed due to weaker than expected revenue growth and flight disruptions by a partner airline.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Growth Fund (Investor Class/MPACX)	20.59%	(5.08)%	5.33%
MSCI AC Asia Pacific Index	28.59%	5.36%	8.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 207,649,823
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,537,929
Investment Company Portfolio Turnover	95.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$207,649,823
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	95.5%
Total advisory fee paid	$1,537,929

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.3%
Alibaba Group Holding, Ltd.	3.4%
SK Hynix, Inc.	3.3%
Tokyo Electron, Ltd.	2.8%
Sony Group Corp.	2.7%
Hitachi, Ltd.	2.6%
Mitsubishi Electric Corp.	2.1%
Eternal, Ltd.	1.9%
TOTAL	40.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.3%
Alibaba Group Holding, Ltd.	3.4%
SK Hynix, Inc.	3.3%
Tokyo Electron, Ltd.	2.8%
Sony Group Corp.	2.7%
Hitachi, Ltd.	2.6%
Mitsubishi Electric Corp.	2.1%
Eternal, Ltd.	1.9%
TOTAL	40.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000093227 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Growth Fund
Class Name	Institutional Class
Trading Symbol	MIAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$131	1.19%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 20.72% (Institutional Class) while its benchmark returned 28.59%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  On a country basis, Taiwan was among the top contributors to the Fund’s relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Singapore was also a top contributor due to stock selection as Sea Ltd., an e-commerce and internet platform, performed well, supported by improved consumer sentiment and lower interest rates. Conversely, Japan was the biggest detractor due to stock selection. China also detracted due to an overweight allocation and stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption.
  On a sector basis, an underweight allocation in consumer staples and a zero allocation to utilities contributed, while an overweight allocation and stock selection in consumer discretionary detracted. Indian travel company MakeMyTrip, the biggest detractor, underperformed due to weaker than expected revenue growth and flight disruptions by a partner airline.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Growth Fund (Institutional Class/MIAPX)	20.72%	(4.95)%	5.49%
MSCI AC Asia Pacific Index	28.59%	5.36%	8.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 207,649,823
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,537,929
Investment Company Portfolio Turnover	95.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$207,649,823
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	95.5%
Total advisory fee paid	$1,537,929

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.3%
Alibaba Group Holding, Ltd.	3.4%
SK Hynix, Inc.	3.3%
Tokyo Electron, Ltd.	2.8%
Sony Group Corp.	2.7%
Hitachi, Ltd.	2.6%
Mitsubishi Electric Corp.	2.1%
Eternal, Ltd.	1.9%
TOTAL	40.1%

Country Allocation

Sector Allocation

Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.3%
Alibaba Group Holding, Ltd.	3.4%
SK Hynix, Inc.	3.3%
Tokyo Electron, Ltd.	2.8%
Sony Group Corp.	2.7%
Hitachi, Ltd.	2.6%
Mitsubishi Electric Corp.	2.1%
Eternal, Ltd.	1.9%
TOTAL	40.1%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000093228 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Fund
Class Name	Institutional Class
Trading Symbol	MIDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$115	1.14%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 1.67% (Institutional Class) while its benchmark returned 4.29%.
  India underperformed Asia in 2025, weighed down by foreign institutional investor outflows amid concerns about growth prospects and generally expensive valuations. Geopolitical tensions, including India’s continued purchases of Russian oil and ongoing negotiations related to U.S. tariffs, also remained a negative overhang on the market.
  On a sector basis, stock selection in financials, including leading non-banking financial services companies Shriram Finance Ltd. and Bajaj Finance Ltd., was the biggest contributor to the Fund’s relative performance. The sector performed well, supported by interest rate cuts and expectations of increased business activity. Consumer discretionary also contributed due to stock selection as did utilities due to an underweight allocation.
  Conversely, stock selection in information technology was the biggest detractor. Infosys and Tata Consultancy Services, both IT and consulting services firms, were impacted by negative sector sentiment amid concerns the global boom in artificial intelligence may disrupt the sector. The materials sector detracted due to an underweight allocation, as did industrials, due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews India Fund (Institutional Class/MIDNX)	1.67%	8.10%	7.56%
MSCI India Index	4.29%	10.75%	10.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 707,037,664
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 5,409,583
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$707,037,664
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	54.0%
Total advisory fee paid	$5,409,583

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.8%
Eternal, Ltd.	6.5%
ICICI Bank, Ltd.	5.4%
Reliance Industries, Ltd.	5.0%
Bajaj Finance, Ltd.	4.5%
Swiggy, Ltd.	4.3%
Shriram Finance, Ltd.	4.3%
Bharti Airtel, Ltd.	4.1%
Infosys, Ltd.	3.7%
Mahindra & Mahindra, Ltd.	3.3%
TOTAL	49.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
HDFC Bank, Ltd.	8.8%
Eternal, Ltd.	6.5%
ICICI Bank, Ltd.	5.4%
Reliance Industries, Ltd.	5.0%
Bajaj Finance, Ltd.	4.5%
Swiggy, Ltd.	4.3%
Shriram Finance, Ltd.	4.3%
Bharti Airtel, Ltd.	4.1%
Infosys, Ltd.	3.7%
Mahindra & Mahindra, Ltd.	3.3%
TOTAL	49.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000002794 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Fund
Class Name	Investor Class
Trading Symbol	MINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.26%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 1.55% (Investor Class) while its benchmark returned 4.29%.
  India underperformed Asia in 2025, weighed down by foreign institutional investor outflows amid concerns about growth prospects and generally expensive valuations. Geopolitical tensions, including India’s continued purchases of Russian oil and ongoing negotiations related to U.S. tariffs, also remained a negative overhang on the market.
  On a sector basis, stock selection in financials, including leading non-banking financial services companies Shriram Finance Ltd. and Bajaj Finance Ltd., was the biggest contributor to the Fund’s relative performance. The sector performed well, supported by interest rate cuts and expectations of increased business activity. Consumer discretionary also contributed due to stock selection as did utilities due to an underweight allocation.
  Conversely, stock selection in information technology was the biggest detractor. Infosys and Tata Consultancy Services, both IT and consulting services firms, were impacted by negative sector sentiment amid concerns the global boom in artificial intelligence may disrupt the sector. The materials sector detracted due to an underweight allocation, as did industrials, due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews India Fund (Investor Class/MINDX)	1.55%	7.96%	7.40%
MSCI India Index	4.29%	10.75%	10.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 707,037,664
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 5,409,583
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$707,037,664
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	54.0%
Total advisory fee paid	$5,409,583

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.8%
Eternal, Ltd.	6.5%
ICICI Bank, Ltd.	5.4%
Reliance Industries, Ltd.	5.0%
Bajaj Finance, Ltd.	4.5%
Swiggy, Ltd.	4.3%
Shriram Finance, Ltd.	4.3%
Bharti Airtel, Ltd.	4.1%
Infosys, Ltd.	3.7%
Mahindra & Mahindra, Ltd.	3.3%
TOTAL	49.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
HDFC Bank, Ltd.	8.8%
Eternal, Ltd.	6.5%
ICICI Bank, Ltd.	5.4%
Reliance Industries, Ltd.	5.0%
Bajaj Finance, Ltd.	4.5%
Swiggy, Ltd.	4.3%
Shriram Finance, Ltd.	4.3%
Bharti Airtel, Ltd.	4.1%
Infosys, Ltd.	3.7%
Mahindra & Mahindra, Ltd.	3.3%
TOTAL	49.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000038018 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Fund
Class Name	Investor Class
Trading Symbol	MAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 26.88% (Investor Class) while its benchmark returned 28.59%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  On a country basis, Japan and Taiwan were the top contributors to the Fund’s relative performance due to stock selection, including Marubeni, a Japanese trading company that has a strong focus on improving its return on equity and shareholder returns. Conversely, China/Hong Kong was the largest detractor, due to stock selection primarily among consumer discretionary companies where intense competition pressured margins amid weak consumption. South Korea also detracted due to stock selection; however, an overweight allocation to the country, intended to capture attractively priced, above-market dividend-yielding stocks, contributed to absolute returns.
  On a sector basis, stock selection in information technology, including Taiwan Semiconductor Manufacturing Co., Samsung Electronics and NEC Corp., contributed the most, helped by positive investor sentiment toward AI. Stock selection in industrials, including Marubeni and Dongfang Electric, a Chinese power company, also contributed to returns. Stock selection in financials contributed positively, including Hana Financial Group, AIA Group and Ping An Insurance. In contrast, consumer staples, including Wuliangye Yibin in China and Asahi Group in Japan, detracted due to an overweight allocation and stock selection. Materials detracted due to stock selection and real estate detracted due to an overweight allocation and stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Dividend Fund (Investor Class/MAPIX)	26.88%	(0.76)%	5.57%
MSCI AC Asia Pacific Index	28.59%	5.36%	8.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Material Change Date	Jan. 27, 2026
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 542,614,489
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,019,649
Investment Company Portfolio Turnover	56.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$542,614,489
Total number of portfolio holdings	63
Portfolio turnover rate for the reporting period	56.7%
Total advisory fee paid	$4,019,649

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Samsung Electronics Co., Ltd.	5.5%
Tencent Holdings, Ltd.	5.0%
Hana Financial Group, Inc.	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Alibaba Group Holding, Ltd.	2.2%
ORIX Corp.	2.1%
Industrial & Commercial Bank of China, Ltd.	2.1%
Marubeni Corp.	2.1%
Yuexiu Transport Infrastructure, Ltd.	2.0%
TOTAL	36.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Samsung Electronics Co., Ltd.	5.5%
Tencent Holdings, Ltd.	5.0%
Hana Financial Group, Inc.	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Alibaba Group Holding, Ltd.	2.2%
ORIX Corp.	2.1%
Industrial & Commercial Bank of China, Ltd.	2.1%
Marubeni Corp.	2.1%
Yuexiu Transport Infrastructure, Ltd.	2.0%
TOTAL	36.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On January 27, 2026, the Matthews China Dividend Fund was reorganized into the Matthews Asia Dividend Fund.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Material Fund Change Name [Text Block]	On January 27, 2026, the Matthews China Dividend Fund was reorganized into the Matthews Asia Dividend Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000093229 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Fund
Class Name	Institutional Class
Trading Symbol	MIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 27.06% (Institutional Class) while its benchmark returned 28.59%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  On a country basis, Japan and Taiwan were the top contributors to the Fund’s relative performance due to stock selection, including Marubeni, a Japanese trading company that has a strong focus on improving its return on equity and shareholder returns. Conversely, China/Hong Kong was the largest detractor, due to stock selection primarily among consumer discretionary companies where intense competition pressured margins amid weak consumption. South Korea also detracted due to stock selection; however, an overweight allocation to the country, intended to capture attractively priced, above-market dividend-yielding stocks, contributed to absolute returns.
  On a sector basis, stock selection in information technology, including Taiwan Semiconductor Manufacturing Co., Samsung Electronics and NEC Corp., contributed the most, helped by positive investor sentiment toward AI. Stock selection in industrials, including Marubeni and Dongfang Electric, a Chinese power company, also contributed to returns. Stock selection in financials contributed positively, including Hana Financial Group, AIA Group and Ping An Insurance. In contrast, consumer staples, including Wuliangye Yibin in China and Asahi Group in Japan, detracted due to an overweight allocation and stock selection. Materials detracted due to stock selection and real estate detracted due to an overweight allocation and stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Dividend Fund (Institutional Class/MIPIX)	27.06%	(0.65)%	5.69%
MSCI AC Asia Pacific Index	28.59%	5.36%	8.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Material Change Date	Jan. 27, 2026
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 542,614,489
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,019,649
Investment Company Portfolio Turnover	56.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$542,614,489
Total number of portfolio holdings	63
Portfolio turnover rate for the reporting period	56.7%
Total advisory fee paid	$4,019,649

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Samsung Electronics Co., Ltd.	5.5%
Tencent Holdings, Ltd.	5.0%
Hana Financial Group, Inc.	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Alibaba Group Holding, Ltd.	2.2%
ORIX Corp.	2.1%
Industrial & Commercial Bank of China, Ltd.	2.1%
Marubeni Corp.	2.1%
Yuexiu Transport Infrastructure, Ltd.	2.0%
TOTAL	36.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Samsung Electronics Co., Ltd.	5.5%
Tencent Holdings, Ltd.	5.0%
Hana Financial Group, Inc.	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Alibaba Group Holding, Ltd.	2.2%
ORIX Corp.	2.1%
Industrial & Commercial Bank of China, Ltd.	2.1%
Marubeni Corp.	2.1%
Yuexiu Transport Infrastructure, Ltd.	2.0%
TOTAL	36.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On January 27, 2026, the Matthews China Dividend Fund was reorganized into the Matthews Asia Dividend Fund.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Material Fund Change Name [Text Block]	On January 27, 2026, the Matthews China Dividend Fund was reorganized into the Matthews Asia Dividend Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000093230 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Small Companies Fund
Class Name	Institutional Class
Trading Symbol	MISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 13.76% (Institutional Class) while its benchmark returned 19.09%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in India, including CarTrade Tech, was the biggest contributor to the Fund’s relative performance. Stock selection in Taiwan, including Gold Circuit Electronics and Elite Material, was also a large contributor, helped by demand for high-speed printed circuit boards and raw materials for the global AI buildout. In contrast, the biggest detractor was stock selection in China/Hong Kong, including Legend Biotech Corp., a commercial-stage biopharma company, which was impacted by concerns over competition from new entrants and alternative therapies. Stock selection in Korea also detracted, including Hugel, a leading botulinum toxin company.
  On a sector basis, stock selection in consumer discretionary, including YDUQS Participacoes SA, a Brazilian on-campus and distance-learning education company, was the biggest contributor, helped by a weaker U.S. dollar, improving consumer spending and expectations of a rate cut cycle commencing in 2026. Stock selection and an overweight allocation to information technology was also a big contributor. Conversely, stock selection in industrials, communication services and health care, was the biggest detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Small Companies Fund (Institutional Class/MISMX)	13.76%	5.59%	8.96%
MSCI Emerging Markets Index	34.36%	4.67%	8.86%
MSCI Emerging Markets Small Cap Index	19.09%	8.94%	8.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 436,723,250
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,463,067
Investment Company Portfolio Turnover	35.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$436,723,250
Total number of portfolio holdings	82
Portfolio turnover rate for the reporting period	35.7%
Total advisory fee paid	$3,463,067

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Bandhan Bank, Ltd.	5.5%
Cartrade Tech, Ltd.	3.7%
Hugel, Inc.	3.6%
Gold Circuit Electronics, Ltd.	3.3%
Elite Material Co., Ltd.	3.2%
Radico Khaitan, Ltd.	3.0%
InPost SA	2.8%
Eugene Technology Co., Ltd.	2.7%
Legend Biotech Corp.	2.5%
HD Hyundai Co., Ltd.	2.5%
TOTAL	32.8%

Country Allocation

Sector Allocation

Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]

Top Ten Holdings

Bandhan Bank, Ltd.	5.5%
Cartrade Tech, Ltd.	3.7%
Hugel, Inc.	3.6%
Gold Circuit Electronics, Ltd.	3.3%
Elite Material Co., Ltd.	3.2%
Radico Khaitan, Ltd.	3.0%
InPost SA	2.8%
Eugene Technology Co., Ltd.	2.7%
Legend Biotech Corp.	2.5%
HD Hyundai Co., Ltd.	2.5%
TOTAL	32.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000068052 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Small Companies Fund
Class Name	Investor Class
Trading Symbol	MSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$145	1.36%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 13.57% (Investor Class) while its benchmark returned 19.09%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in India, including CarTrade Tech, was the biggest contributor to the Fund’s relative performance. Stock selection in Taiwan, including Gold Circuit Electronics and Elite Material, was also a large contributor, helped by demand for high-speed printed circuit boards and raw materials for the global AI buildout. In contrast, the biggest detractor was stock selection in China/Hong Kong, including Legend Biotech Corp., a commercial-stage biopharma company, which was impacted by concerns over competition from new entrants and alternative therapies. Stock selection in Korea also detracted, including Hugel, a leading botulinum toxin company.
  On a sector basis, stock selection in consumer discretionary, including YDUQS Participacoes SA, a Brazilian on-campus and distance-learning education company, was the biggest contributor, helped by a weaker U.S. dollar, improving consumer spending and expectations of a rate cut cycle commencing in 2026. Stock selection and an overweight allocation to information technology was also a big contributor. Conversely, stock selection in industrials, communication services and health care, was the biggest detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Small Companies Fund (Investor Class/MSMLX)	13.57%	5.37%	8.74%
MSCI Emerging Markets Index	34.36%	4.67%	8.86%
MSCI Emerging Markets Small Cap Index	19.09%	8.94%	8.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 436,723,250
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,463,067
Investment Company Portfolio Turnover	35.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$436,723,250
Total number of portfolio holdings	82
Portfolio turnover rate for the reporting period	35.7%
Total advisory fee paid	$3,463,067

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Bandhan Bank, Ltd.	5.5%
Cartrade Tech, Ltd.	3.7%
Hugel, Inc.	3.6%
Gold Circuit Electronics, Ltd.	3.3%
Elite Material Co., Ltd.	3.2%
Radico Khaitan, Ltd.	3.0%
InPost SA	2.8%
Eugene Technology Co., Ltd.	2.7%
Legend Biotech Corp.	2.5%
HD Hyundai Co., Ltd.	2.5%
TOTAL	32.8%

Country Allocation

Sector Allocation

Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]

Top Ten Holdings

Bandhan Bank, Ltd.	5.5%
Cartrade Tech, Ltd.	3.7%
Hugel, Inc.	3.6%
Gold Circuit Electronics, Ltd.	3.3%
Elite Material Co., Ltd.	3.2%
Radico Khaitan, Ltd.	3.0%
InPost SA	2.8%
Eugene Technology Co., Ltd.	2.7%
Legend Biotech Corp.	2.5%
HD Hyundai Co., Ltd.	2.5%
TOTAL	32.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000101279 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Small Companies Fund
Class Name	Investor Class
Trading Symbol	MCSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.40%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 28.83% (Investor Class) while its benchmark returned 35.34%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology was the largest contributor to the Fund’s relative performance. ACM Research, a manufacturer of hi-tech equipment for the semiconductor industry, benefited from strong demand driven by the global rollout of artificial intelligence infrastructure. Stock selection in energy also contributed meaningfully, benefiting from global growth in renewable projects.
  Conversely, stock selection in communication services and industrials detracted. Yangzijiang Shipbuilding, an industrials company, declined early in 2025 amid a short-term slowdown in order bookings related to increased geopolitical tensions with the U.S.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Small Companies Fund (Investor Class/MCSMX)	28.83%	(6.25)%	8.27%
MSCI China Index	31.43%	(3.03)%	5.71%
MSCI China Small Cap Index	35.34%	(5.18)%	(0.20)%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 65,034,565
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 430,438
Investment Company Portfolio Turnover	36.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$65,034,565
Total number of portfolio holdings	59
Portfolio turnover rate for the reporting period	36.8%
Total advisory fee paid	$430,438

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Yantai Jereh Oilfield Services Group Co., Ltd.	4.9%
Hongfa Technology Co., Ltd.	4.8%
ACM Research, Inc.	4.3%
Atour Lifestyle Holdings, Ltd.	3.7%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.6%
Tongcheng Travel Holdings, Ltd.	3.4%
Wasion Holdings, Ltd.	3.4%
Minth Group, Ltd.	3.3%
NetEase Cloud Music, Inc.	2.9%
Sunresin New Materials Co., Ltd.	2.6%
TOTAL	36.9%

Country Allocation

Sector Allocation

Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]

Top Ten Holdings

Yantai Jereh Oilfield Services Group Co., Ltd.	4.9%
Hongfa Technology Co., Ltd.	4.8%
ACM Research, Inc.	4.3%
Atour Lifestyle Holdings, Ltd.	3.7%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.6%
Tongcheng Travel Holdings, Ltd.	3.4%
Wasion Holdings, Ltd.	3.4%
Minth Group, Ltd.	3.3%
NetEase Cloud Music, Inc.	2.9%
Sunresin New Materials Co., Ltd.	2.6%
TOTAL	36.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000195803 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Small Companies Fund
Class Name	Institutional Class
Trading Symbol	MICHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$137	1.20%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.15% (Institutional Class) while its benchmark returned 35.34%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology was the largest contributor to the Fund’s relative performance. ACM Research, a manufacturer of hi-tech equipment for the semiconductor industry, benefited from strong demand driven by the global rollout of artificial intelligence infrastructure. Stock selection in energy also contributed meaningfully, benefiting from global growth in renewable projects.
  Conversely, stock selection in communication services and industrials detracted. Yangzijiang Shipbuilding, an industrials company, declined early in 2025 amid a short-term slowdown in order bookings related to increased geopolitical tensions with the U.S.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/30/17)
Matthews China Small Companies Fund (Institutional Class/MICHX)	29.15%	(6.05)%	5.92%
MSCI China Index	31.43%	(3.03)%	1.62%
MSCI China Small Cap Index	35.34%	(5.18)%	(1.80)%

Performance Inception Date	Nov. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 65,034,565
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 430,438
Investment Company Portfolio Turnover	36.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$65,034,565
Total number of portfolio holdings	59
Portfolio turnover rate for the reporting period	36.8%
Total advisory fee paid	$430,438

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Yantai Jereh Oilfield Services Group Co., Ltd.	4.9%
Hongfa Technology Co., Ltd.	4.8%
ACM Research, Inc.	4.3%
Atour Lifestyle Holdings, Ltd.	3.7%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.6%
Tongcheng Travel Holdings, Ltd.	3.4%
Wasion Holdings, Ltd.	3.4%
Minth Group, Ltd.	3.3%
NetEase Cloud Music, Inc.	2.9%
Sunresin New Materials Co., Ltd.	2.6%
TOTAL	36.9%

Country Allocation

Sector Allocation

Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]

Top Ten Holdings

Yantai Jereh Oilfield Services Group Co., Ltd.	4.9%
Hongfa Technology Co., Ltd.	4.8%
ACM Research, Inc.	4.3%
Atour Lifestyle Holdings, Ltd.	3.7%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.6%
Tongcheng Travel Holdings, Ltd.	3.4%
Wasion Holdings, Ltd.	3.4%
Minth Group, Ltd.	3.3%
NetEase Cloud Music, Inc.	2.9%
Sunresin New Materials Co., Ltd.	2.6%
TOTAL	36.9%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000154926 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Fund
Class Name	Institutional Class
Trading Symbol	MISFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 23.15% (Institutional Class) while its benchmark returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in Brazil and South Korea and an underweight allocation in Saudi Arabia were among the top contributors to the Fund’s relative performance. An off-benchmark allocation to the U.S., including Micron Technology, also supported gains as an increase in demand for AI-related high-bandwidth (HBM) chips drove up volumes and margins. In contrast, stock selection in China/Hong Kong, India and South Africa detracted. In China, Meituan was hurt by margin erosion due to intensive competition in food delivery and Legend Biotech, a commercial-stage biopharma company, was impacted by concerns over competition from new entrants and alternative therapies. In addition, stocks in India were impacted by weakening confidence and concerns over nominal GDP growth.
  On a sector basis, stock selection in consumer staples, including JD Health International, a Chinese online health care platform, contributed the most. A zero allocation in energy and an overweight allocation to information technology also contributed. Conversely, stock selection in consumer discretionary, financials and health care detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Sustainable Future Fund (Institutional Class/MISFX)	23.15%	4.51%	9.21%
MSCI Emerging Markets Index	34.36%	4.67%	8.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 224,947,849
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,334,341
Investment Company Portfolio Turnover	60.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$224,947,849
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	60.3%
Total advisory fee paid	$1,334,341

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Samsung Electronics Co., Ltd.	5.5%
Bandhan Bank, Ltd.	5.2%
Meituan	4.2%
SK Square Co., Ltd.	3.5%
HD Hyundai Electric Co., Ltd.	3.1%
Micron Technology, Inc.	3.1%
Elite Material Co., Ltd.	3.0%
InPost SA	2.9%
Alibaba Group Holding, Ltd.	2.8%
TOTAL	43.2%

Country Allocation

Sector Allocation

Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Samsung Electronics Co., Ltd.	5.5%
Bandhan Bank, Ltd.	5.2%
Meituan	4.2%
SK Square Co., Ltd.	3.5%
HD Hyundai Electric Co., Ltd.	3.1%
Micron Technology, Inc.	3.1%
Elite Material Co., Ltd.	3.0%
InPost SA	2.9%
Alibaba Group Holding, Ltd.	2.8%
TOTAL	43.2%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000154925 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Fund
Class Name	Investor Class
Trading Symbol	MASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$150	1.35%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 22.89%, (Investor Class) while its benchmark returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in Brazil and South Korea and an underweight allocation in Saudi Arabia were among the top contributors to the Fund’s relative performance. An off-benchmark allocation to the U.S., including Micron Technology, also supported gains as an increase in demand for AI-related high-bandwidth (HBM) chips drove up volumes and margins. In contrast, stock selection in China/Hong Kong, India and South Africa detracted. In China, Meituan was hurt by margin erosion due to intensive competition in food delivery and Legend Biotech, a commercial-stage biopharma company, was impacted by concerns over competition from new entrants and alternative therapies. In addition, stocks in India were impacted by weakening confidence and concerns over nominal GDP growth.
  On a sector basis, stock selection in consumer staples, including JD Health International, a Chinese online health care platform, contributed the most. A zero allocation in energy and an overweight allocation to information technology also contributed. Conversely, stock selection in consumer discretionary, financials and health care detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Sustainable Future Fund (Investor Class/MASGX)	22.89%	4.34%	9.00%
MSCI Emerging Markets Index	34.36%	4.67%	8.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 224,947,849
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,334,341
Investment Company Portfolio Turnover	60.30%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$224,947,849
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	60.3%
Total advisory fee paid	$1,334,341

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Samsung Electronics Co., Ltd.	5.5%
Bandhan Bank, Ltd.	5.2%
Meituan	4.2%
SK Square Co., Ltd.	3.5%
HD Hyundai Electric Co., Ltd.	3.1%
Micron Technology, Inc.	3.1%
Elite Material Co., Ltd.	3.0%
InPost SA	2.9%
Alibaba Group Holding, Ltd.	2.8%
TOTAL	43.2%

Country Allocation

Sector Allocation

Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Samsung Electronics Co., Ltd.	5.5%
Bandhan Bank, Ltd.	5.2%
Meituan	4.2%
SK Square Co., Ltd.	3.5%
HD Hyundai Electric Co., Ltd.	3.1%
Micron Technology, Inc.	3.1%
Elite Material Co., Ltd.	3.0%
InPost SA	2.9%
Alibaba Group Holding, Ltd.	2.8%
TOTAL	43.2%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000219129 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Fund
Class Name	Investor Class
Trading Symbol	MEGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.09%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.39% (Investor Class) while its benchmark returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, Taiwan was among the Fund’s top contributors to relative performance due to stock selection including Taiwan Semiconductor Manufacturing Co. which benefited from its dominant position in the AI chip market. Conversely, China was the largest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. South Africa and Brazil were detractors due to stock selection when both countries were impacted by macroeconomic headwinds and tariff concerns in the period.
  On a sector basis, stock selection in information technology, including Tencent Holdings, was the biggest contributor, helped by positive investor sentiment toward AI. Conversely, consumer discretionary detracted the most due to stock selection while materials detracted due to an underweight allocation and industrials detracted due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception 4/30/20
Matthews Emerging Markets Equity Fund (Investor Class/MEGMX)	29.39%	4.15%	12.75%
MSCI Emerging Markets Index	34.36%	4.67%	10.78%

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Material Change Date	Mar. 14, 2025
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 263,057,816
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,045,867
Investment Company Portfolio Turnover	90.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$263,057,816
Total number of portfolio holdings	75
Portfolio turnover rate for the reporting period	90.2%
Total advisory fee paid	$1,045,867

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings, Ltd.	6.1%
Samsung Electronics Co., Ltd.	5.4%
Alibaba Group Holding, Ltd.	4.3%
HDFC Bank, Ltd.	3.1%
SK Hynix, Inc.	3.0%
Itau Unibanco Holding SA	2.2%
Antofagasta PLC	1.8%
ICICI Bank, Ltd.	1.6%
Contemporary Amperex Technology Co., Ltd.	1.6%
TOTAL	40.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings, Ltd.	6.1%
Samsung Electronics Co., Ltd.	5.4%
Alibaba Group Holding, Ltd.	4.3%
HDFC Bank, Ltd.	3.1%
SK Hynix, Inc.	3.0%
Itau Unibanco Holding SA	2.2%
Antofagasta PLC	1.8%
ICICI Bank, Ltd.	1.6%
Contemporary Amperex Technology Co., Ltd.	1.6%
TOTAL	40.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On March 14, 2025, the Matthews Asian Growth and Income Fund was reorganized into the Matthews Emerging Markets Equity Fund.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Material Fund Change Name [Text Block]	On March 14, 2025, the Matthews Asian Growth and Income Fund was reorganized into the Matthews Emerging Markets Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000219130 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	MIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-789-2742
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.65% (Institutional Class) while its benchmark returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, Taiwan was among the Fund’s top contributors to relative performance due to stock selection including Taiwan Semiconductor Manufacturing Co. which benefited from its dominant position in the AI chip market. Conversely, China was the largest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. South Africa and Brazil were detractors due to stock selection when both countries were impacted by macroeconomic headwinds and tariff concerns in the period.
  On a sector basis, stock selection in information technology, including Tencent Holdings, was the biggest contributor, helped by positive investor sentiment toward AI. Conversely, consumer discretionary detracted the most due to stock selection while materials detracted due to an underweight allocation and industrials detracted due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception 4/30/20
Matthews Emerging Markets Equity Fund (Institutional Class/MIEFX)	29.65%	4.34%	12.98%
MSCI Emerging Markets Index	34.36%	4.67%	10.78%

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Material Change Date	Mar. 14, 2025
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 263,057,816
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,045,867
Investment Company Portfolio Turnover	90.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$263,057,816
Total number of portfolio holdings	75
Portfolio turnover rate for the reporting period	90.2%
Total advisory fee paid	$1,045,867

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings, Ltd.	6.1%
Samsung Electronics Co., Ltd.	5.4%
Alibaba Group Holding, Ltd.	4.3%
HDFC Bank, Ltd.	3.1%
SK Hynix, Inc.	3.0%
Itau Unibanco Holding SA	2.2%
Antofagasta PLC	1.8%
ICICI Bank, Ltd.	1.6%
Contemporary Amperex Technology Co., Ltd.	1.6%
TOTAL	40.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings, Ltd.	6.1%
Samsung Electronics Co., Ltd.	5.4%
Alibaba Group Holding, Ltd.	4.3%
HDFC Bank, Ltd.	3.1%
SK Hynix, Inc.	3.0%
Itau Unibanco Holding SA	2.2%
Antofagasta PLC	1.8%
ICICI Bank, Ltd.	1.6%
Contemporary Amperex Technology Co., Ltd.	1.6%
TOTAL	40.8%
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On March 14, 2025, the Matthews Asian Growth and Income Fund was reorganized into the Matthews Emerging Markets Equity Fund.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Material Fund Change Name [Text Block]	On March 14, 2025, the Matthews Asian Growth and Income Fund was reorganized into the Matthews Emerging Markets Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.

Updated Prospectus Phone Number	1-800-789-2742
Updated Prospectus Web Address	matthewsasia.com/documents
C000236790 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Equity Active ETF
Class Name	Matthews Emerging Markets Equity Active ETF
Trading Symbol	MEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Equity Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Equity Active ETF	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 27.53%, (NAV) and 28.37% (Market Price) while its benchmark, the MSCI Emerging Markets Index, returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, Taiwan was among the top contributors to the Fund’s relative performance due to stock selection including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Conversely, China was the largest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. South Africa and Brazil were detractors due to stock selection when both countries were impacted by macroeconomic headwinds and tariff concerns in the period.
  On a sector basis, stock selection in information technology, including Tencent Holdings, was the biggest contributor, helped by positive investor sentiment toward AI. Conversely, consumer discretionary detracted the most due to stock selection, while industrials detracted due to stock selection and materials detracted due to an underweight allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews Emerging Markets Equity Active ETF - NAV Return	27.53%	14.61%
MSCI Emerging Markets Index	34.36%	14.50%

Performance Inception Date	Jul. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 42,883,715
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 333,914
Investment Company Portfolio Turnover	118.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$42,883,715
Total number of portfolio holdings	73
Portfolio turnover rate for the reporting period	118.4%
Total advisory fee paid	$333,914

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	6.0%
Alibaba Group Holding, Ltd.	5.9%
Samsung Electronics Co., Ltd.	3.9%
HDFC Bank, Ltd.	3.1%
SK Hynix, Inc.	2.6%
Antofagasta PLC	2.2%
Itau Unibanco Holding SA	2.2%
Korea Investment Holdings Co., Ltd.	2.2%
HD Hyundai Electric Co., Ltd.	2.1%
TOTAL	42.3%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	6.0%
Alibaba Group Holding, Ltd.	5.9%
Samsung Electronics Co., Ltd.	3.9%
HDFC Bank, Ltd.	3.1%
SK Hynix, Inc.	2.6%
Antofagasta PLC	2.2%
Itau Unibanco Holding SA	2.2%
Korea Investment Holdings Co., Ltd.	2.2%
HD Hyundai Electric Co., Ltd.	2.1%
TOTAL	42.3%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000236791 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Innovators Active ETF
Class Name	Matthews Asia Innovators Active ETF
Trading Symbol	MINV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Innovators Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Innovators Active ETF	$92	0.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund  returned 29.97%, (NAV) and 30.91% (Market Price) while its benchmark, the MSCI All Country Asia ex Japan Index, returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors.
  On a country basis, Taiwan was the top contributor to the Fund’s relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Indonesia also contributed due an underweight allocation. In contrast, China was the biggest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. Korea also detracted due to stock selection.
  On a sector basis, an underweight allocation to consumer staples was the biggest contributor. Stock selection in information technology, including Samsung Electronics and SK Hynix, was also a top contributor, helped by positive investor sentiment toward AI. On the other hand, consumer discretionary and industrials detracted the most due to stock selection while materials detracted due to zero allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews Asia Innovators Active ETF - NAV Return	29.97%	11.42%
MSCI AC Asia ex Japan Index	33.02%	13.86%

Performance Inception Date	Jul. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 79,583,300
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 536,186
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$79,583,300
Total number of portfolio holdings	56
Portfolio turnover rate for the reporting period	102.0%
Total advisory fee paid	$536,186

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	6.9%
Samsung Electronics Co., Ltd.	5.5%
Alibaba Group Holding, Ltd.	4.4%
SK Hynix, Inc.	3.7%
Eternal, Ltd.	3.2%
NAURA Technology Group Co., Ltd.	3.2%
PDD Holdings, Inc.	3.1%
Delta Electronics, Inc.	2.5%
Sea, Ltd.	2.3%
TOTAL	46.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	6.9%
Samsung Electronics Co., Ltd.	5.5%
Alibaba Group Holding, Ltd.	4.4%
SK Hynix, Inc.	3.7%
Eternal, Ltd.	3.2%
NAURA Technology Group Co., Ltd.	3.2%
PDD Holdings, Inc.	3.1%
Delta Electronics, Inc.	2.5%
Sea, Ltd.	2.3%
TOTAL	46.6%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000236792 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Active ETF
Class Name	Matthews China Active ETF
Trading Symbol	MCH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Active ETF	$91	0.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.85%, (NAV) and 30.21% (Market Price) while its benchmark returned 31.43%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology, including Suzhou TFC Optical Communication, was the largest contributor to the Fund’s relative performance, supported by positive investor sentiment toward artificial intelligence (AI) and AI capital expenditure deployment. Alibaba Group was a significant absolute contributor to performance given positive sentiment towards its AI capabilities. Stock selection in financials, including New China Life Insurance and China Life Insurance, also contributed, aided by attractive valuations and by structural changes as policy measures encouraged household savings to move toward pension and investment products.
  On the other hand, consumer discretionary stocks, including China’s largest food delivery service provider Meituan, and BYD, a globally leading auto maker, were the biggest detractors due to stock selection. Earnings across several industries, particularly in e-commerce and autos, were negatively impacted by our underweight positions in Tencent Holdings and Alibaba versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews China Active ETF - NAV Return	29.85%	5.13%
MSCI China Index	31.43%	7.69%
MSCI China All Shares Index	29.22%	5.65%

Performance Inception Date	Jul. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 22,704,717
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 204,965
Investment Company Portfolio Turnover	39.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$22,704,717
Total number of portfolio holdings	67
Portfolio turnover rate for the reporting period	39.1%
Total advisory fee paid	$204,965

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Tencent Holdings, Ltd.	9.8%
Alibaba Group Holding, Ltd.	8.8%
Ping An Insurance Group Co. of China, Ltd.	4.4%
China Merchants Bank Co., Ltd.	4.3%
CMOC Group, Ltd.	3.6%
China Construction Bank Corp.	3.6%
China Life Insurance Co., Ltd.	3.6%
JD.com, Inc.	3.0%
PDD Holdings, Inc.	2.7%
Contemporary Amperex Technology Co., Ltd.	2.5%
TOTAL	46.3%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Tencent Holdings, Ltd.	9.8%
Alibaba Group Holding, Ltd.	8.8%
Ping An Insurance Group Co. of China, Ltd.	4.4%
China Merchants Bank Co., Ltd.	4.3%
CMOC Group, Ltd.	3.6%
China Construction Bank Corp.	3.6%
China Life Insurance Co., Ltd.	3.6%
JD.com, Inc.	3.0%
PDD Holdings, Inc.	2.7%
Contemporary Amperex Technology Co., Ltd.	2.5%
TOTAL	46.3%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000240350 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets ex China Active ETF
Class Name	Matthews Emerging Markets ex China Active ETF
Trading Symbol	MEMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets ex China Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets ex China Active ETF	$91	0.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.78% (NAV) and 31.82% (Market Price) while its benchmark returned 35.64%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive overall gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, India was the top contributor to the Fund’s relative performance due to an underweight allocation as the market was impacted by negative investor sentiment related to concerns over economic growth prospects and geopolitical tensions. Saudi Arabia contributed due to an underweight allocation and Peru contributed due to an overweight allocation and stock selection, including Compania de Minas Buenaventura, a metals mining company which gained from strong earnings and high prices in key metals. In contrast, South Africa was the biggest detractor due to stock selection. Indonesia detracted because of an overweight allocation amid a backdrop of political instability while Poland detracted due to stock selection as InPost, a logistics company, was impacted by concerns over profitability. Thailand also detracted due to stock selection.
  On a sector basis, an underweight allocation and stock selection in utilities was the biggest contributor, followed by stock selection in information technology as Samsung Electronics and SK Hynix, leading manufacturers of memory chips outperformed, amid the rapid global roll-out of AI infrastructure. An underweight allocation to energy was also a contributor. Conversely, stock selection in industrials was the biggest detractor, followed by health care and consumer discretionary, including Eclat Textile, a Taiwanese sports apparel maker, due to an overweight allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (1/10/23)
Matthews Emerging Markets ex China Active ETF - NAV Return	30.78%	16.14%
MSCI Emerging Markets ex China Index	35.64%	18.00%

Performance Inception Date	Jan. 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 35,158,140
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 277,518
Investment Company Portfolio Turnover	102.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$35,158,140
Total number of portfolio holdings	83
Portfolio turnover rate for the reporting period	102.2%
Total advisory fee paid	$277,518

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Samsung Electronics Co., Ltd.	7.3%
SK Hynix, Inc.	3.1%
Grab Holdings, Ltd.	1.7%
NU Holdings, Ltd.	1.6%
Cia de Minas Buenaventura SAA	1.6%
Mahindra & Mahindra, Ltd.	1.6%
HDFC Bank, Ltd.	1.5%
ICICI Bank, Ltd.	1.4%
Asia Commercial Bank JSC	1.4%
TOTAL	33.2%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Samsung Electronics Co., Ltd.	7.3%
SK Hynix, Inc.	3.1%
Grab Holdings, Ltd.	1.7%
NU Holdings, Ltd.	1.6%
Cia de Minas Buenaventura SAA	1.6%
Mahindra & Mahindra, Ltd.	1.6%
HDFC Bank, Ltd.	1.5%
ICICI Bank, Ltd.	1.4%
Asia Commercial Bank JSC	1.4%
TOTAL	33.2%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000241856 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Korea Active ETF
Class Name	Matthews Korea Active ETF
Trading Symbol	MKOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Korea Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Korea Active ETF	$107	0.79%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 70.14% (NAV) and 70.38% (Market Price) while its benchmark returned 96.54%.
  South Korea was the top performer in emerging markets equities in 2025, surpassing developed markets, including the U.S. While the Korean market was a significant beneficiary of the global artificial intelligence (AI) boom, its strong performance was also due to its capabilities in growing industries like shipbuilding, defense and power infrastructure, as well as competitiveness in key global sectors including autos and biopharmaceuticals. Meaningful progress in corporate governance reforms due to strong policy initiatives also supported investment returns.
  On a sector basis, the Fund’s underweight allocation to materials, which was impacted by stagnant demand and capacity, was the largest contributor to relative performance. Stock selection in health care, which also underperformed the broader market, was a top contributor, as was an overweight allocation to utilities which benefited from a strong performance by Korea Electric Power Corp. on significantly improved earnings.
  In contrast, stock selection in information technology (IT) was the biggest relative detractor. While memory chipmakers Samsung Electronics and SK Hynix contributed strong absolute returns, aided by the global buildout of AI and a cyclical recovery in the dynamic random access memory (DRAM) market, the two companies were among a small group that powered a narrow rally in IT stocks. The Fund’s diversified construction limited exposure to this rally.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Korea Active ETF - NAV Return	70.14%	4.18%	6.56%
MSCI Korea 25/50 Index	96.54%	5.66%	9.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 72,872,835
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 446,843
Investment Company Portfolio Turnover	69.90%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$72,872,835
Total number of portfolio holdings	46
Portfolio turnover rate for the reporting period	69.9%
Total advisory fee paid	$446,843

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Samsung Electronics Co., Ltd.	18.4%
Samsung Electronics Co., Ltd., Pfd.	5.4%
SK Square Co., Ltd.	4.7%
SK Hynix, Inc.	4.6%
KB Financial Group, Inc.	3.8%
Hana Financial Group, Inc.	3.7%
HD Hyundai Electric Co., Ltd.	2.8%
Samsung Biologics Co., Ltd.	2.7%
Samsung C&T Corp.	2.6%
Samsung Electro-Mechanics Co., Ltd.	2.5%
TOTAL	51.2%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Samsung Electronics Co., Ltd.	18.4%
Samsung Electronics Co., Ltd., Pfd.	5.4%
SK Square Co., Ltd.	4.7%
SK Hynix, Inc.	4.6%
KB Financial Group, Inc.	3.8%
Hana Financial Group, Inc.	3.7%
HD Hyundai Electric Co., Ltd.	2.8%
Samsung Biologics Co., Ltd.	2.7%
Samsung C&T Corp.	2.6%
Samsung Electro-Mechanics Co., Ltd.	2.5%
TOTAL	51.2%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000245019 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Sustainable Future Active ETF
Class Name	Matthews Emerging Markets Sustainable Future Active ETF
Trading Symbol	EMSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Sustainable Future Active ETF	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 25.68%, (NAV) and 25.83% (Market Price) while its benchmark returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in Brazil and South Korea and an underweight allocation in Saudi Arabia were among the top contributors to the Fund’s relative performance. An off-benchmark allocation to the U.S., including Micron Technology, also supported gains as an increase in demand for AI-related high-bandwidth (HBM) chips drove up volumes and margins. In contrast, stock selection in China/Hong Kong and South Africa detracted, and stock selection and an overweight allocation to India detracted. In China, Meituan was hurt by margin erosion due to intensive competition in food delivery and Legend Biotech, a commercial-stage biopharma company, was impacted by concerns over competition from new entrants and alternative therapies. In addition, stocks in India were impacted by weakening confidence and concerns over nominal GDP growth.
  On a sector basis, stock selection in consumer staples, including JD Health International, a Chinese online health care platform, contributed the most. A zero allocation in energy and stock selection and an overweight allocation to information technology also contributed. Conversely, stock selection in consumer discretionary, financials and health care detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Emerging Markets Sustainable Future Active ETF - NAV Return	25.68%	10.64%
MSCI Emerging Markets Index	34.36%	21.65%

Performance Inception Date	Sep. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 29,794,236
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 222,861
Investment Company Portfolio Turnover	65.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$29,794,236
Total number of portfolio holdings	60
Portfolio turnover rate for the reporting period	65.5%
Total advisory fee paid	$222,861

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	11.6%
Samsung Electronics Co., Ltd.	5.0%
Bandhan Bank, Ltd.	4.9%
Meituan	3.7%
Micron Technology, Inc.	3.2%
SK Square Co., Ltd.	3.2%
InPost SA	2.9%
HD Hyundai Electric Co., Ltd.	2.9%
Indus Towers, Ltd.	2.7%
Elite Material Co., Ltd.	2.6%
TOTAL	42.7%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	11.6%
Samsung Electronics Co., Ltd.	5.0%
Bandhan Bank, Ltd.	4.9%
Meituan	3.7%
Micron Technology, Inc.	3.2%
SK Square Co., Ltd.	3.2%
InPost SA	2.9%
HD Hyundai Electric Co., Ltd.	2.9%
Indus Towers, Ltd.	2.7%
Elite Material Co., Ltd.	2.6%
TOTAL	42.7%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000245020 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Pacific Tiger Active ETF
Class Name	Matthews Pacific Tiger Active ETF
Trading Symbol	ASIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Pacific Tiger Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Pacific Tiger Active ETF	$91	0.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.51% (NAV) and 32.05% (Market Price) while its benchmark returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI), and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, the top contributors to the Fund’s relative performance were stock selection in Taiwan and China/Hong Kong, where Alibaba Group and Tencent Holdings benefited from positive investor sentiment toward AI innovation and growth in their cloud businesses. The top three detractors were India due to stock selection against a backdrop of economic growth concerns, Vietnam due to an off-benchmark allocation and Indonesia due to stock selection.
  On a sector basis, stock selection in information technology, including in Taiwan Semiconductor Manufacturing Co., and memory chipmakers Samsung Electronics and SK Hynix, contributed the most. Stock selection in industrials, led in part by China names associated with the robotics and green technology, also contributed. In contrast, communication services detracted due to stock selection while health care detracted due to an overweight allocation and stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Pacific Tiger Active ETF - NAV Return	30.51%	15.46%
MSCI All Country Asia ex Japan Index	33.02%	22.67%

Performance Inception Date	Sep. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 42,587,976
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 348,409
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$42,587,976
Total number of portfolio holdings	81
Portfolio turnover rate for the reporting period	113.0%
Total advisory fee paid	$348,409

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
Tencent Holdings, Ltd.	6.0%
Samsung Electronics Co., Ltd.	6.0%
Alibaba Group Holding, Ltd.	4.1%
SK Hynix, Inc.	3.7%
Delta Electronics, Inc.	2.5%
DBS Group Holdings, Ltd.	2.1%
Hongfa Technology Co., Ltd.	2.1%
HDFC Bank, Ltd.	1.9%
KB Financial Group, Inc.	1.8%
TOTAL	42.7%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
Tencent Holdings, Ltd.	6.0%
Samsung Electronics Co., Ltd.	6.0%
Alibaba Group Holding, Ltd.	4.1%
SK Hynix, Inc.	3.7%
Delta Electronics, Inc.	2.5%
DBS Group Holdings, Ltd.	2.1%
Hongfa Technology Co., Ltd.	2.1%
HDFC Bank, Ltd.	1.9%
KB Financial Group, Inc.	1.8%
TOTAL	42.7%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000245021 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews India Active ETF
Class Name	Matthews India Active ETF
Trading Symbol	INDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews India Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews India Active ETF	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 2.18%, (NAV) and 2.37% (Market Price) while its benchmark returned 4.29%.
  India underperformed Asia in 2025, weighed down by foreign institutional investor outflows amid concerns about growth prospects and generally expensive valuations. Geopolitical tensions, including India’s continued purchases of Russian oil and ongoing negotiations related to U.S. tariffs, also remained a negative overhang on the market.
  On a sector basis, stock selection in consumer discretionary was the biggest contributor to relative performance. Financials was also a top contributor due to stock selection, including leading non-banking financial services companies Shriram Finance Ltd. and Bajaj Finance Ltd. The sector performed well, supported by interest rate cuts and expectations of increased business activity. Utilities also contributed due to zero allocation.
  Conversely, stock selection in information technology (IT) was the biggest detractor. Infosys and Tata Consultancy Services, both IT and consulting services firms, were impacted by negative sector sentiment amid concerns the global boom in artificial intelligence may disrupt the sector. The materials sector detracted due to an underweight allocation and stock selection, as did industrials, due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews India Active ETF - NAV Return	2.18%	9.58%
MSCI India Index	4.29%	12.52%

Performance Inception Date	Sep. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 9,629,313
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 94,709
Investment Company Portfolio Turnover	67.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$9,629,313
Total number of portfolio holdings	70
Portfolio turnover rate for the reporting period	67.5%
Total advisory fee paid	$94,709

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
HDFC Bank, Ltd.	8.4%
Eternal, Ltd.	6.2%
ICICI Bank, Ltd.	5.2%
Thanga Mayil Jewellery, Ltd.	4.8%
Swiggy, Ltd.	4.8%
Bajaj Finance, Ltd.	4.4%
Shriram Finance, Ltd.	4.0%
Reliance Industries, Ltd.	3.8%
Infosys, Ltd.	3.6%
Bharti Airtel, Ltd.	3.4%
TOTAL	48.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
HDFC Bank, Ltd.	8.4%
Eternal, Ltd.	6.2%
ICICI Bank, Ltd.	5.2%
Thanga Mayil Jewellery, Ltd.	4.8%
Swiggy, Ltd.	4.8%
Bajaj Finance, Ltd.	4.4%
Shriram Finance, Ltd.	4.0%
Reliance Industries, Ltd.	3.8%
Infosys, Ltd.	3.6%
Bharti Airtel, Ltd.	3.4%
TOTAL	48.6%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000245022 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Japan Active ETF
Class Name	Matthews Japan Active ETF
Trading Symbol	JPAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Japan Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]	Fund Expenses for the Last Year (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Japan Active ETF	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 21.79%, (NAV) and 23.01% (Market Price) while its benchmark, the MSCI Japan Index, returned 25.05%.
  Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  Consumer discretionary, information technology (IT) and industrials were the top three contributors to the Fund’s relative performance due to stock selection as Japanese corporates delivered resilient earnings and investors benefited from corporate governance changes which continued to incentivize more shareholder-friendly capital allocation, including stock buybacks and dividend increases. NEC, an IT company, and Marubeni Corp., a global trading company involved in energy, metals, power, and IT, were among the top performers as global demand related to the roll-out of artificial intelligence (AI) equipment and infrastructure increased.
  In the second half of the year, the market was impacted by political change and policy uncertainty following the election of Prime Minister Sanae Takaichi. The top three detractors were consumer staples, financials and communication services due to stock selection. The largest detractors included Recruit Holdings, a human resources (HR) company, and Tokio Marine, a global insurer. As some areas of the market increasingly exhibited exuberance related to AI themes, we avoided stocks driven by price momentum and focused on companies with strong fundamentals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Japan Active ETF - NAV Return	21.79%	20.61%
MSCI Japan Index	25.05%	16.91%

Performance Inception Date	Sep. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 5,713,949
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 39,386
Investment Company Portfolio Turnover	121.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,713,949
Total number of portfolio holdings	50
Portfolio turnover rate for the reporting period	121.8%
Total advisory fee paid	$39,386

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Sony Group Corp.	5.7%
Mitsubishi UFJ Financial Group, Inc.	4.9%
Hitachi, Ltd.	4.7%
Tokyo Electron, Ltd.	4.2%
Sumitomo Mitsui Financial Group, Inc.	3.9%
Toyota Motor Corp.	3.1%
ORIX Corp.	3.0%
Marubeni Corp.	3.0%
NEC Corp.	2.9%
Sumitomo Corp.	2.7%
TOTAL	38.1%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Sony Group Corp.	5.7%
Mitsubishi UFJ Financial Group, Inc.	4.9%
Hitachi, Ltd.	4.7%
Tokyo Electron, Ltd.	4.2%
Sumitomo Mitsui Financial Group, Inc.	3.9%
Toyota Motor Corp.	3.1%
ORIX Corp.	3.0%
Marubeni Corp.	3.0%
NEC Corp.	2.9%
Sumitomo Corp.	2.7%
TOTAL	38.1%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000245023 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Asia Dividend Active ETF
Class Name	Matthews Asia Dividend Active ETF
Trading Symbol	ADVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Asia Dividend Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Dividend Active ETF	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 25.91% (NAV) and 26.13% (Market Price) while its benchmark returned 28.59%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  On a country basis, Taiwan and Japan were the top contributors to relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co. (TSMC), Marubeni Corp., a Japanese trading company that has a strong focus on improving its return on equity and shareholder returns, and NEC Corp., a Japanese company operating in information technology (IT) services and aerospace/national security. Conversely, China/Hong Kong was the largest detractor due to stock selection primarily among consumer discretionary companies where intense competition pressured margins amid weak consumption. South Korea also detracted from relative performance due to stock selection; however, an overweight allocation to the country, intended to capture attractively priced, above-market dividend-yielding stocks, contributed to absolute returns.
  On a sector basis, stock selection in IT contributed the most, with TSMC and Samsung Electronics performing strongly, helped by positive investor sentiment toward AI. Stock selection in communication services, including Tencent Holdings, also contributed to returns. Stock selection in financials contributed positively, including Hana Financial Group. In contrast, consumer staples, including Wuliangye Yibin in China and Asahi Group in Japan, detracted due to an overweight allocation and stock selection. Materials detracted due to stock selection and real estate detracted due to an overweight allocation and stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Asia Dividend Active ETF - NAV Return	25.91%	17.00%
MSCI All Country Asia Pacific Index	28.59%	19.92%

Performance Inception Date	Sep. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 5,863,383
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 31,257
Investment Company Portfolio Turnover	57.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,863,383
Total number of portfolio holdings	67
Portfolio turnover rate for the reporting period	57.8%
Total advisory fee paid	$31,257

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	10.2%
Tencent Holdings, Ltd.	5.1%
Samsung Electronics Co., Ltd.	5.0%
Hana Financial Group, Inc.	3.0%
Alibaba Group Holding, Ltd.	2.2%
Marubeni Corp.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.0%
Ping An Insurance Group Co. of China, Ltd.	1.9%
NEC Corp.	1.9%
Sumitomo Corp.	1.9%
TOTAL	35.3%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	10.2%
Tencent Holdings, Ltd.	5.1%
Samsung Electronics Co., Ltd.	5.0%
Hana Financial Group, Inc.	3.0%
Alibaba Group Holding, Ltd.	2.2%
Marubeni Corp.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.0%
Ping An Insurance Group Co. of China, Ltd.	1.9%
NEC Corp.	1.9%
Sumitomo Corp.	1.9%
TOTAL	35.3%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000247849 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews Emerging Markets Discovery Active ETF
Class Name	Matthews Emerging Markets Discovery Active ETF
Trading Symbol	MEMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews Emerging Markets Discovery Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Discovery Active ETF	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 11.14%, (NAV) and 11.20% (Market Price) while its benchmark, the MSCI Emerging Markets Small Cap Index, returned 19.09%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in India, including CarTrade Tech, was the biggest contributor to the Fund’s relative performance. Stock selection and an overweight allocation in Chile was also a top contributor, helped by increased copper prices and an improving macro environment, as was an underweight allocation to Saudi Arabia. In contrast, the biggest detractor was stock selection in China/Hong Kong, including Legend Biotech Corp., a commercial-stage biopharma company, which was impacted by concerns over competition from new entrants and alternative therapies. Stock selection in Korea also detracted, including Hugel, a leading botulinum toxin company.
  On a sector basis, stock selection in consumer discretionary, including YDUQS Participacoes SA, a Brazilian on-campus and distance-learning education company, was the biggest contributor, helped by a weaker U.S. dollar, improving consumer spending and expectations of a rate cut cycle commencing in 2026. Stock selection and an underweight allocation to real estate was also a big contributor. Conversely, stock selection in industrials, health care and communication services was the biggest detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (1/10/24)
Matthews Emerging Markets Discovery Active ETF - NAV Return	11.14%	3.15%
MSCI Emerging Markets Index	34.36%	22.88%
MSCI Emerging Markets Small Cap Index	19.09%	12.88%

Performance Inception Date	Jan. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 18,348,298
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 161,079
Investment Company Portfolio Turnover	42.40%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$18,348,298
Total number of portfolio holdings	83
Portfolio turnover rate for the reporting period	42.4%
Total advisory fee paid	$161,079

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Bandhan Bank, Ltd.	5.4%
Hugel, Inc.	3.5%
Cartrade Tech, Ltd.	3.5%
Gold Circuit Electronics, Ltd.	3.2%
Elite Material Co., Ltd.	3.1%
Legend Biotech Corp.	3.0%
Radico Khaitan, Ltd.	2.9%
Eugene Technology Co., Ltd.	2.8%
InPost SA	2.8%
HD Hyundai Co., Ltd.	2.3%
TOTAL	32.5%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Bandhan Bank, Ltd.	5.4%
Hugel, Inc.	3.5%
Cartrade Tech, Ltd.	3.5%
Gold Circuit Electronics, Ltd.	3.2%
Elite Material Co., Ltd.	3.1%
Legend Biotech Corp.	3.0%
Radico Khaitan, Ltd.	2.9%
Eugene Technology Co., Ltd.	2.8%
InPost SA	2.8%
HD Hyundai Co., Ltd.	2.3%
TOTAL	32.5%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents
C000247850 [Member]
Shareholder Report [Line Items]
Fund Name	Matthews China Discovery Active ETF
Class Name	Matthews China Discovery Active ETF
Trading Symbol	MCHS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Matthews China Discovery Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since the beginning of the reporting period.
Additional Information Phone Number	833.228.5605
Additional Information Website	matthewsasia.com/documents
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Discovery Active ETF	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.24%, (NAV) and 31.18% (Market Price) while its benchmark returned 35.34%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology was the largest contributor to the Fund’s relative performance. ACM Research, a manufacturer of hi-tech equipment for the semiconductor industry, benefited from strong demand driven by the global rollout of artificial intelligence infrastructure. Stock selection in energy also contributed meaningfully, benefiting from global growth in renewable projects.
  Conversely, stock selection in communication services and industrials detracted. Yangzijiang Shipbuilding, an industrials company, declined early in 2025 amid a short-term slowdown in order bookings related to increased geopolitical tensions with the U.S.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (1/10/24)
Matthews China Discovery Active ETF - NAV Return	30.24%	19.46%
MSCI China Index	31.43%	29.34%
MSCI China Small Cap Index	35.34%	24.25%

Performance Inception Date	Jan. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit matthewsasia.com for the most recent performance information.
Net Assets	$ 2,602,285
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 21,423
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,602,285
Total number of portfolio holdings	62
Portfolio turnover rate for the reporting period	44.0%
Total advisory fee paid	$21,423

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Yantai Jereh Oilfield Services Group Co., Ltd.	4.7%
Hongfa Technology Co., Ltd.	4.5%
ACM Research, Inc.	4.1%
Wasion Holdings, Ltd.	3.9%
Minth Group, Ltd.	3.8%
Atour Lifestyle Holdings, Ltd.	3.5%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.3%
Tongcheng Travel Holdings, Ltd.	2.8%
NetEase Cloud Music, Inc.	2.8%
China Everbright Environment Group, Ltd.	2.3%
TOTAL	35.7%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Largest Holdings [Text Block]
Top Ten Holdings *
Yantai Jereh Oilfield Services Group Co., Ltd.	4.7%
Hongfa Technology Co., Ltd.	4.5%
ACM Research, Inc.	4.1%
Wasion Holdings, Ltd.	3.9%
Minth Group, Ltd.	3.8%
Atour Lifestyle Holdings, Ltd.	3.5%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.3%
Tongcheng Travel Holdings, Ltd.	2.8%
NetEase Cloud Music, Inc.	2.8%
China Everbright Environment Group, Ltd.	2.3%
TOTAL	35.7%
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.

Material Fund Change [Text Block]
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.

Updated Prospectus Phone Number	833.228.5605
Updated Prospectus Web Address	matthewsasia.com/documents